CONSOLIDATED STATEMENTS CHANGES IN STOCKHOLDER'S EQUITY -10Q - USD ($)		Total	Conversion of Class B to Class A	Conversion of Series B Preferred Stock to Class A Common Stock	Conversion of series D preferred stock to Class A	Conversion of series C preferred stock to Class A	Additional Paid-in Capital	Additional Paid-in Capital Conversion of Series B Preferred Stock to Class A Common Stock	Additional Paid-in Capital Conversion of series D preferred stock to Class A	Additional Paid-in Capital Conversion of series C preferred stock to Class A	Accumulated Deficit	Series B Preferred Stock	Series B Preferred Stock Preferred Stock		Series B Preferred Stock Preferred Stock Conversion of Series B Preferred Stock to Class A Common Stock	Class A Common Stock	Class A Common Stock Common Stock		Class A Common Stock Common Stock Conversion of Class B to Class A	Class A Common Stock Common Stock Conversion of Series B Preferred Stock to Class A Common Stock	Class A Common Stock Common Stock Conversion of series D preferred stock to Class A	Class A Common Stock Common Stock Conversion of series C preferred stock to Class A	Class B Common Stock	Class B Common Stock Common Stock		Class B Common Stock Common Stock Conversion of Class B to Class A	Class C Common Stock	Class C Common Stock Common Stock
Beginning balance (in shares) at Dec. 31, 2020													5
Beginning balance (in shares) at Dec. 31, 2020																	126,363,158							9,023,088				14,162,267
Beginning balance at Dec. 31, 2020		$ (14,234,280)					$ 25,144,136				$ (39,393,376)		$ 5				$ 12,636							$ 902				$ 1,417
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)																7,384,018			475,000		1,066,868	1,342,390				(475,000)
Issuance of shares of stock in conversion			$ 0		$ 5,194,434	$ 6,361,287	1,886,156		$ 5,194,329	$ 6,361,153							$ 740		$ 48		$ 105	$ 134				$ (48)
Issuance of shares of common stock for compensation (in shares)																	199,018
Issuance of shares of common stock for compensation		261,525					261,504										$ 21
Net loss		(19,483,138)									(19,483,138)
Ending balance (in shares) at Dec. 31, 2021												5	5	[1]
Ending balance (in shares) at Dec. 31, 2021	[1]																20,224,938							1,068,512				1,562,635
Ending balance at Dec. 31, 2021	[1]	71,491,476					130,348,267				(58,859,082)		$ 5				$ 2,022							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																				7,989	1,031
Issuance of shares of stock in conversion	[1]				$ 365,464	$ 34,622			$ 365,463	$ 34,622											$ 1
Issuance of shares of common stock for compensation (in shares)	[1]																4,924
Issuance of shares of common stock for compensation	[1]	99,248					99,248
Share-based compensation expense	[1]	93,197					93,197
Net loss	[1]	(3,999,560)									(3,999,560)
Ending balance (in shares) at Mar. 31, 2022	[1]												5
Ending balance (in shares) at Mar. 31, 2022	[1]																20,238,882							1,068,512				1,562,635
Ending balance at Mar. 31, 2022	[1]	68,084,447					130,940,797				(62,858,642)		$ 5				$ 2,023							$ 107				$ 156
Beginning balance (in shares) at Dec. 31, 2021												5	5	[1]
Beginning balance (in shares) at Dec. 31, 2021	[1]																20,224,938							1,068,512				1,562,635
Beginning balance at Dec. 31, 2021	[1]	71,491,476					130,348,267				(58,859,082)		$ 5				$ 2,022							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(2,459,754)
Ending balance (in shares) at Jun. 30, 2022	[1]												5
Ending balance (in shares) at Jun. 30, 2022	[1]																20,269,879							1,068,512				1,562,635
Ending balance at Jun. 30, 2022	[1]	69,983,882					131,300,423				(61,318,836)		$ 5				$ 2,026							$ 107				$ 156
Beginning balance (in shares) at Dec. 31, 2021												5	5	[1]
Beginning balance (in shares) at Dec. 31, 2021	[1]																20,224,938							1,068,512				1,562,635
Beginning balance at Dec. 31, 2021	[1]	71,491,476					130,348,267				(58,859,082)		$ 5				$ 2,022							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)																	7,384,018
Issuance of shares of stock in conversion		1,886,896
Net loss		(12,875,313)
Ending balance (in shares) at Dec. 31, 2022												5	5	[1]
Ending balance (in shares) at Dec. 31, 2022																22,303,333	22,303,333	[1]					1,068,512	1,068,512	[1]		1,529,888	1,529,888	[1]
Ending balance at Dec. 31, 2022	[1]	69,992,021					141,723,921				(71,734,395)		$ 5				$ 2,230							$ 107				$ 153
Beginning balance (in shares) at Mar. 31, 2022	[1]												5
Beginning balance (in shares) at Mar. 31, 2022	[1]																20,238,882							1,068,512				1,562,635
Beginning balance at Mar. 31, 2022	[1]	68,084,447					130,940,797				(62,858,642)		$ 5				$ 2,023							$ 107				$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock for compensation (in shares)	[1]																21,482
Issuance of shares of common stock for compensation	[1]	132,309					132,307										$ 2
Issuance of shares for services (in shares)	[1]																9,515
Issuance of shares for services	[1]	55,137					55,136										$ 1
Share-based compensation expense	[1]	172,183					172,183
Net loss	[1]	1,539,806									1,539,806
Ending balance (in shares) at Jun. 30, 2022	[1]												5
Ending balance (in shares) at Jun. 30, 2022	[1]																20,269,879							1,068,512				1,562,635
Ending balance at Jun. 30, 2022	[1]	69,983,882					131,300,423				(61,318,836)		$ 5				$ 2,026							$ 107				$ 156
Beginning balance (in shares) at Dec. 31, 2022												5	5	[1]
Beginning balance (in shares) at Dec. 31, 2022																22,303,333	22,303,333	[1]					1,068,512	1,068,512	[1]		1,529,888	1,529,888	[1]
Beginning balance at Dec. 31, 2022	[1]	69,992,021					141,723,921				(71,734,395)		$ 5				$ 2,230							$ 107				$ 153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																1,428											(1,428)
Series B Preferred Share removal (in shares)	[1]												(1)
Series B Preferred Share removal	[1]	0					1						$ (1)
Share-based compensation expense	[1]	182,589					182,589
Net loss	[1]	(5,769,143)									(5,769,143)
Ending balance (in shares) at Mar. 31, 2023	[1]												4
Ending balance (in shares) at Mar. 31, 2023	[1]																22,304,761							1,068,512				1,528,460
Ending balance at Mar. 31, 2023	[1]	64,405,467					141,906,511				(77,503,538)		$ 4				$ 2,230							$ 107				$ 153
Beginning balance (in shares) at Dec. 31, 2022												5	5	[1]
Beginning balance (in shares) at Dec. 31, 2022																22,303,333	22,303,333	[1]					1,068,512	1,068,512	[1]		1,529,888	1,529,888	[1]
Beginning balance at Dec. 31, 2022	[1]	69,992,021					141,723,921				(71,734,395)		$ 5				$ 2,230							$ 107				$ 153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(10,321,009)
Ending balance (in shares) at Jun. 30, 2023												3	3	[1]
Ending balance (in shares) at Jun. 30, 2023																23,974,657	23,974,657	[1]					906,012	906,012	[1]		1,528,533	1,528,533	[1]
Ending balance at Jun. 30, 2023	[1]	61,019,702					143,072,462				(82,055,404)		$ 3				$ 2,397							$ 91				$ 153
Beginning balance (in shares) at Mar. 31, 2023	[1]												4
Beginning balance (in shares) at Mar. 31, 2023	[1]																22,304,761							1,068,512				1,528,460
Beginning balance at Mar. 31, 2023	[1]	64,405,467					141,906,511				(77,503,538)		$ 4				$ 2,230							$ 107				$ 153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]														(1)		1,477,400		162,500	1						(162,500)
Issuance of shares of stock in conversion	[1]	1,000,809	$ 0	$ 0			1,000,661	$ 1							$ (1)		$ 148		$ 16							$ (16)
Adjustment for additional shares issued in connection with the reverse stock split (in shares)	[1]																29,995											73
Adjustment for additional shares issued in connection with the reverse stock split	[1]	3															$ 3
Share-based compensation expense	[1]	165,289					165,289
Net loss	[1]	(4,551,866)									(4,551,866)
Ending balance (in shares) at Jun. 30, 2023												3	3	[1]
Ending balance (in shares) at Jun. 30, 2023																23,974,657	23,974,657	[1]					906,012	906,012	[1]		1,528,533	1,528,533	[1]
Ending balance at Jun. 30, 2023	[1]	$ 61,019,702					$ 143,072,462				$ (82,055,404)		$ 3				$ 2,397							$ 91				$ 153

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.